Summary of Significant Accounting Policies - Estimated economic life of intangible assets (Details)	12 Months Ended
Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Estimated economic life	3 years
Purchased software
Finite-Lived Intangible Assets [Line Items]
Estimated economic life	3 years